Debt - Mortgage Debt (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2026 USD ($)	Jun. 30, 2026 USD ($) LetterOfCredit property	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) property item	Dec. 31, 2024 USD ($) property
Debt
Number of senior housing communities | property		41
Prepayment penalty		$ 2,965,000	$ 0
Debt obligation		$ 0
Mortgage debt
Debt
Principal of debt outstanding				$ 102,011,000	$ 105,000,000
Number of senior housing communities | property				2	2
Aggregate carrying value				$ 242,000,000	$ 236,000,000
Repayment of debt	$ 102,000,000			$ 3,000,000	$ 3,000,000
Prepayment penalty	$ 1,000,000
Mortgage debt | Letter of credit
Debt
Number of letters of credit outstanding		10		10
Debt obligation				$ 1,000,000